Other Commitments with Third Parties and Other Contingent Liabilities (Tables)	12 Months Ended
Dec. 31, 2020
Other Commitments with Third Parties and Other Contingent Liabilities
Schedule of Group's raw material purchase commitments	Details of the Group’s raw material purchase commitments s at 31 December 2020 are as follows:

Thousands of Euros
2021	182,710
2022	113,555
2023	77,385
2024	1,033
2025	1,033
More than 5 years	603